ORDINARY SHARES - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	May 01, 2020 shares	Jun. 06, 2019 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	May 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	May 01, 2022 USD ($)
Ordinary shares, shares outstanding		157,138,000
Proceeds from Issuance Initial Public Offering							¥ 0	$ 0	¥ 0	¥ 1,366,860
Stock repurchased during period value | ¥									282,543	86,739
Proceeds from issuance of stock							¥ 0	$ 0	¥ 5,687,251	0
Reissuance of treasury stock for share-based compensation							365,358	365,358	807,184
May 2020 Share Repurchase Program [Member]
Stock repurchase program authorized amount | $											$ 150,000
Treasury Stock [Member]
Stock repurchased during period value | ¥									¥ 282,543	¥ 86,739
Shares Withheld for Tax Withholding Obligation					418,298	418,298
Employees' tax obligations					¥ 86,739	$ 12,459
IPO And Overallotment [Member]
Proceeds from Issuance Initial Public Offering | ¥		¥ 1,366,860
Payment of stock issuance costs | ¥		¥ 31,791
ADS [Member] | IPO [Member]
Common stock issued		20,532,000
Common Class A [Member]
Ordinary shares, shares outstanding		83,832,712	96,455,774				98,032,240	98,032,240	96,455,774
Common stock voting rights							Each Class A ordinary share is entitled to one vote	Each Class A ordinary share is entitled to one vote
Common stock terms of conversion from class to the another							Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Common Class A [Member] | May 2020 Share Repurchase Program [Member]
Stock repurchased during period shares				754,244
Stock repurchased during period value | ¥				¥ 282,543
Common Class A [Member] | IPO [Member]
Common stock issued		13,688,000
Common Class A [Member] | Private Placement [Member]
Common stock issued			10,611,072
Proceeds from issuance of stock | ¥			¥ 5,687,251
Common Class A [Member] | Private Placement [Member] | Management
Common stock issued									2,455,800
Proceeds from issuance of stock | ¥									¥ 1,315,919
Common Class B [Member]
Ordinary shares, shares outstanding		73,305,288	73,305,288				73,305,288	73,305,288	73,305,288
Common stock voting rights							each Class B ordinary share is entitled to ten votes	each Class B ordinary share is entitled to ten votes
Common stock terms of conversion from class to the another							Each class B ordinary is convertible into one Class A ordinary share	Each class B ordinary is convertible into one Class A ordinary share
ADR [Member] | May 2020 Share Repurchase Program [Member]
Stock repurchased during period shares	1,131,366